Fees Summary	Feb. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,359,000
Previously Paid Amount	0.00
Total Fee Amount	325.78
Total Offset Amount	0.00
Net Fee	325.78
Narrative - Max Aggregate Offering Price	$ 2,359,000
Final Prospectus	true